Hartford Schroders International Stock Fund Expense Example - Hartford Schroders International Stock Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 651
Expense Example, with Redemption, 3 Years	866
Expense Example, with Redemption, 5 Years	1,098
Expense Example, with Redemption, 10 Years	1,762
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	566
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	2,116
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	449
Expense Example, with Redemption, 10 Years	1,001
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,646
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,352
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Class SDR
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	$ 859